Short-Term Investments	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Short-term investments
3.	Short-term investments

Short-term investments include the following:

	As of December 31,
	2024	2025
	RMB	RMB
Investment in equity securities with readily determinable fair value	—	22,339,045
Investment in warrants	—	3,875,947
Short-term investments	—	26,214,992

During the years ended December 31, 2023, 2024 and 2025, nil, nil and RMB7,779,811 unrealized loss from investment in equity securities were included in other expenses.

During the years ended December 31, 2023, 2024 and 2025, nil, nil and RMB1,294,144 unrealized loss from investment in warrants were included in other expenses.

The Company’s investment in warrants is measured on a recurring basis and carried on the balance sheets at an estimated fair value at the end of the year. The valuation of investment in warrants is determined using the Monte Carlo simulation model. The following table summarizes the inputs to the model used to estimate the fair value of the investment in warrants as of December 31, 2025:

	December 31, 2025
Stock price	US$	6.42
Exercise price	US$	15.15
Expected volatility		80.27%
Time to maturity (in years)		2.58
Risk-free interest rate		3.50%